Organization, Business Operations, Proposed Business Combination and Going Concern	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Organization, Business Operations, Proposed Business Combination and Going Concern

Note 1 — Organization, Business Operations, Proposed Business Combination and Going Concern

Inflection Point Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 27, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (an “Initial Business Combination”).

As of September 30, 2022, the Company had not commenced any operations. All activity for the period from January 27, 2021 (inception) through September 30, 2022 relates to the Company’s formation and the initial public offering (the “IPO”) which is described below, and, subsequent to the IPO, identifying a target company for an Initial Business Combination. The Company will not generate any operating revenues until after the completion of its Initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Inflection Point Holdings LLC, a Cayman Islands limited liability company (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on September 21, 2021 (the “Effective Date”). On September 24, 2021, the Company consummated the IPO of 30,000,000 units at $10.00 per unit (the “Units”), which is discussed in Note 4. Each Unit consists of one Class A ordinary share (the “Class A ordinary shares” or “Public Shares”) of the Company, par value $0.0001, and one-half of one redeemable warrant (the “Public Warrants”) of the Company, with each then issued and outstanding whole warrant entitling the holder to purchase one Class A ordinary share for $11.50 per share, subject to adjustment. The underwriters had a 45-day option from the Effective Date to purchase up to an additional 4,500,000 Units to cover over-allotments, if any. On October 29, 2021, the underwriters partially exercised the over-allotment option (the “Over-Allotment” and together with the IPO, the “Public Offering”) and purchased an additional 2,975,000 Units (the “Over-Allotment Units”), generating additional gross proceeds of $29,750,000, and forfeited their option to purchase the remaining 1,525,000 Units.

Simultaneously with the closing of the IPO, the Company consummated the private placement (the “Private Placement”) of 6,250,000 warrants (each an “IPO Private Placement Warrant”) to the Sponsor, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per IPO Private Placement Warrant, generating gross proceeds to the Company of $6,250,000, which is described in Note 5. On October 29, 2021, simultaneously with the sale of the Over-Allotment Units, the Sponsor purchased an additional 595,000 warrants in a private placement (the “Over-Allotment Private Placement Warrants” and together with the IPO Private Placement Warrants, the “Private Placement Warrants”), generating aggregate gross proceeds to the Company of $595,000.

An aggregate of 12 qualified institutional buyers (“Anchor Investors”) expressed an interest to purchase an aggregate of approximately $322.3 million of the Units sold in the IPO. None of the Anchor Investors expressed an interest in purchasing more than 9.9% of the Units sold in the IPO. The Anchor Investors were allocated and purchased a total of 29,540,000 Units or 98.5% of the Units sold in the IPO. One of the Anchor Investors, Kingstown 1740 Fund, LP, (“Kingstown 1740”) is an affiliate of the Sponsor, and was allocated and purchased 2,900,000 Units sold in the IPO.

In addition, subject to each Anchor Investor purchasing 100% of the Units allocated to it, in connection with the closing of the IPO, the Sponsor sold membership interests reflecting an allocation of Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”) to each Anchor Investor, amounting to an aggregate of 1,625,000 Founder Shares to all Anchor Investors collectively (see Note 7). The Company estimated the aggregate fair value of these Founder Shares attributable to Anchor Investors to be approximately $9.68 million, or $5.96 per share. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Upon the completion of the IPO, offering costs allocated (1) to the Public Shares not subject to possible redemption and the Public Warrants were charged to additional paid-in capital; (2) to the Public Shares subject to redemption were charged to temporary equity; and (3) to the over-allotment option were charged to expense.

Transaction costs amounted to $26,658,313 consisting of $4,595,000 of underwriting commissions, $11,541,250 of deferred underwriting commissions, $9,680,125 excess fair value of founder shares (see Note 6), and $841,938 of other offering costs, with $23,439 allocated to the over-allotment option, $24,538,134 allocated to the Class A ordinary shares subject to redemption, and $2,096,740 allocated to the Class A ordinary shares not subject to redemption, the Public Warrants and the Private Placement Warrants.

Following the closing of the IPO on September 24, 2021, $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the IPO Private Placement Warrants was deposited into a trust account (the “Trust Account”). Following the closing of the Over-Allotment on October 29, 2021, an additional $29,750,000 ($10.00 per Over-Allotment Unit) from the net proceeds from the sale of the Over-Allotment Units in the Over-Allotment and the sale of the Over-Allotment Private Placement Warrants was deposited into the Trust Account. The proceeds deposited in the Trust Account will be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of an Initial Business Combination, (ii) the redemption of the Company’s Public Shares if the Company is unable to complete an Initial Business Combination within 24 months from the closing of the IPO, subject to applicable law, or (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with an Initial Business Combination or to redeem 100% of its Public Shares if the Company has not consummated an Initial Business Combination within 24 months from the closing of the IPO or (B) with respect to any other material provisions relating to shareholders’ rights or pre-Initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating an Initial Business Combination (less deferred underwriting commissions). The Company’s Initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the Trust Account (excluding the amount of any deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account). However, the Company will only complete an Initial Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

The Company will provide holders of Public Shares (the “Public Shareholders”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of an Initial Business Combination either (i) in connection with a general meeting called to approve such Initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of any Initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes).

The Company will have 24 months from the closing of the IPO to complete an Initial Business Combination (the “Combination Period”). However, if the Company is unable to complete an Initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of an Initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with an Initial Business Combination or to redeem 100% of its Public Shares if the Company has not consummated an Initial Business Combination within 24 months from the closing of the IPO or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete an Initial Business Combination within 24 months from the closing of the IPO, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete an Initial Business Combination within the prescribed time frame, and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of an Initial Business Combination. None of our Sponsor, directors or officers received separate consideration for their waiver of redemption rights.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Proposed Business Combination with Intuitive Machines

On September 16, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Intuitive Machines, LLC, a Texas limited liability company (“Intuitive Machines” and, subsequent to the Proposed Business Combination, “Intuitive Machines OpCo”), pursuant to which, subject to the satisfaction or waiver of certain closing conditions, including the approval of the Business Combination Agreement and the transactions contemplated thereby by the Company’s shareholders, (1) at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”) and following the Domestication (as defined below), (a) the Company will acquire equity securities and become the managing member of Intuitive Machines OpCo and (b) the Company will issue voting equity securities without economic rights to the existing members of Intuitive Machines prior to the Closing (“Intuitive Machines Members”), resulting in a combined company organized in an umbrella partnership C corporation (“Up-C”) structure, in which substantially all of the assets and the business of the combined company will be held by Intuitive Machines OpCo; (2) the Company will domesticate (the “Domestication”) as a Delaware corporation in accordance with the Delaware General Corporation Law (“DGCL”), the Companies Act (As

Revised) of the Cayman Islands (the “Companies Act”) and the Company’s amended and restated memorandum and articles of association, (3) Intuitive Machines will change its jurisdiction from Texas to Delaware (the “Conversion”) and complete a recapitalization (the “Recapitalization”) whereby all outstanding equity securities of Intuitive Machines will be converted or exchanged into common units, options, and unvested earn out units, as applicable, and (4) the other transactions contemplated by the Business Combination Agreement and documents related thereto will be consummated (such transactions, together with the business combination and the Domestication, Conversion, and Recapitalization, the “Proposed Business Combination”). In connection with the Proposed Business Combination, the Company will be renamed “Intuitive Machines, Inc.” (“New Intuitive Machines”).

The Domestication

As a condition to the Proposed Business Combination, the Company will change its jurisdiction of incorporation by effecting a deregistration under Section 206 of the Companies Act and a domestication under Section 388 of the DGCL, pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware. Immediately prior to the Domestication, pursuant to the Company’s amended and restated memorandum and articles of association, each Founder Share will convert automatically, on a one-for-one basis, into a Class A ordinary share. Immediately following such conversion, in connection with the Domestication, each of the then issued and outstanding Class A ordinary shares will convert automatically, on a one-for-one basis, into one share of New Intuitive Machines Class A common stock, par value $0.0001 per share, each of which will carry voting rights of one vote per share (collectively, the “New Intuitive Machines Class A Common Stock”); (iii) each then issued and outstanding whole warrant to purchase one Class A ordinary share (each warrant, a “Company Warrant”) will automatically represent the right to purchase one share of New Intuitive Machines Class A Common Stock on the same terms as the Company Warrants (each a “New Intuitive Machines Warrant”) and (c) each of the units of the Company outstanding as of immediately prior to the Domestication will automatically be canceled and each holder will receive one share of New Intuitive Machines Class A Common Stock and one-half of one New Intuitive Machines Warrant, per unit. No fractional New Intuitive Machines Warrants will be issued upon such cancellation.

Concurrently with the Domestication and subject to the satisfaction or waiver of the conditions set forth in the Business Combination Agreement, including approval by the Company’s shareholders, the Company will adopt a certificate of incorporation (the “Proposed Certificate of Incorporation”) that, among other things, will implement a revised class structure with the shares of New Intuitive Machines Class A Common Stock having one vote per share and economic rights, the shares of Class B common stock of New Intuitive Machines, par value $0.0001 per share, having one vote per share and no economic rights (collectively, the “New Intuitive Machines Class B Common Stock”) and the shares of Class C common stock of New Intuitive Machines, par value $0.0001 per share, having three votes per share and no economic rights (collectively, the “New Intuitive Machines Class C Common Stock” and the New Intuitive Machines Class A Common Stock, the New Intuitive Machines Class B Common Stock and New Intuitive Machines Class C Common Stock, collectively, the “New Intuitive Machines Common Stock”). The Proposed Certificate of Incorporation will also authorize the issuance of “blank check” preferred stock, par value $0.0001 per share, having such characteristics as the board may, from time to time, provide. The Company’s board of directors will adopt a Certificate of Designation of Preferences, Rights and Limitations of 10% Series A Cumulative Convertible Preferred Stock, creating the Series A Preferred Stock (as defined below).

The Conversion and Recapitalization

In connection with the Proposed Business Combination, Intuitive Machines will change its jurisdiction of organization from Texas to Delaware. Immediately prior to the Closing, Intuitive Machines will effectuate the Recapitalization whereby all outstanding equity securities of Intuitive Machines will be converted into common units of Intuitive Machines OpCo (“Intuitive Machines OpCo Common Units”), options to purchase Intuitive Machines OpCo Common Units (“Intuitive Machines OpCo Options”) and unvested earn out units of Intuitive Machines OpCo (“Earn Out Units”).

Consideration and Structure

As a result of the Up-C structure, the business combination consideration to be received by Intuitive Machines Members will consist of securities of both Intuitive Machines OpCo having economic rights but not voting rights and New Intuitive Machines having voting rights but not economic rights equal to a value of approximately $700,000,000 (excluding the value of the Earn Out Units). In particular, the business combination consideration to be received by the Intuitive Machines Members will be an aggregate of (a) (i) 68,125,987 Intuitive Machines OpCo Common Units, (ii) 1,874,013 Intuitive Machines OpCo Options and (iii) 10,000,000 Earn Out Units and (b) (i) 278 shares of New Intuitive Machines Class B Common Stock (excluding 1,874,013 shares of New Intuitive Machines Class B Common Stock reserved for issuance upon exercise of Intuitive Machines OpCo Options) and (ii) 68,125,709 shares of New Intuitive Machines Class C Common Stock (excluding 10,000,000 shares of New Intuitive Machines Class C Common Stock reserved for issuance upon vesting of the Earn Out Units).

The 10,000,000 Earn Out Units received by the applicable Intuitive Machines Members will be deposited into escrow at the Closing and will be earned, released and delivered upon satisfaction of the following milestones: (i) 2,500,000 Earn Out Units will vest if, during the Earn Out Period (as defined below), Intuitive Machines is awarded the OMES III Contract by NASA (“Triggering Event I”), (ii) 5,000,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I has occurred and the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-A”), (iii) 7,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event I has not occurred and the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $15.00 per share (“Triggering Event II-B”), and (iv) 2,500,000 Earn Out Units will vest if, within the Earn Out Period, Triggering Event III occurs the volume weighted average closing sale price of New Intuitive Machines Class A Common Stock equals or exceeds $17.50 per share (“Triggering Event III”), provided, that Triggering Event II-A and Triggering Event II-B may not both be achieved. “Earn Out Period” means (i) with respect to Triggering Event I, the time period beginning on September 16, 2022 and ending at 11:59 pm ET on December 31, 2023, and (ii) with respect to Triggering Event II-A, Triggering Event II-B and Triggering Event III, the time period beginning on the date that is 150 days following the date of Closing and ending on the date that is the five (5) year anniversary of the date of Closing. If a Change of Control (as defined in the Business Combination Agreement) occurs during the Earn Out Period that results in the holders of New Intuitive Machines Class A Common Stock receiving a per share price greater than or equal to $15.00 or $17.50, respectively, then immediately prior to the consummation of such Change of Control, to the extent not previously triggered, Triggering Event II-A or Triggering Event II-B will be deemed to have occurred, as applicable, and the applicable Earn Out Units shall vest.

After the expiration of the applicable lock-up period, holders of certain Intuitive Machines OpCo Common Units will be permitted to exchange such Intuitive Machines OpCo Common Units (along with the cancellation of the paired share of New Intuitive Machines Class B Common Stock or share of New Intuitive Machines Class C Common Stock) for shares of New Intuitive Machines Class A Common Stock on a one-for-one basis pursuant to the second amended and restated limited liability company agreement of Intuitive Machines OpCo (the “Second A&R Operating Agreement”) (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications) or, at the election of New Intuitive Machines (determined by a majority of the directors of New Intuitive Machines who are disinterested with respect to such determination), cash from a substantially concurrent public offering or private sale in an amount equal to the net amount, on a per share basis, of cash received as a result of such public offering or private sale.

Upon the vesting of any Earn Out Units, each of the applicable Intuitive Machines Members will be issued (i) by Intuitive Machines OpCo an equal number of Intuitive Machines OpCo Common Units and (ii) by New Intuitive Machines an equal number of shares of New Intuitive Machines Class C Common Stock, in exchange for surrender of the applicable Earn Out Units and the payment to New Intuitive Machines of a per-share price equal to the par value per share of the New Intuitive Machines Class C Common Stock. Upon the exercise of any Intuitive Machines OpCo Option, (i) Intuitive Machines OpCo will issue to the exercising holder such number of Intuitive Machines OpCo Common Units to be received by such exercising holder as a result of such exercise and (ii) New Intuitive Machines will issue to the exercising holder an equal number of shares of New Intuitive Machines Class B Common Stock, in exchange for the payment to New Intuitive Machines of a per-share price equal to the par value per share of the New Intuitive Machines Class B Common Stock.

Representations, Warranties, Covenants and Termination

The parties to the Business Combination Agreement have made customary representations, warranties and covenants in the Business Combination Agreement, including, among others, covenants with respect to the conduct of Intuitive Machines and the Company prior to the Closing. The Closing is subject to certain customary conditions. There is no assurance that the Proposed Business Combination will be completed.

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including, among others, (i) by mutual written consent of the Company and Intuitive Machines; (ii) either the Company or Intuitive Machines if the Closing has not occurred on or before September 16, 2023; and (iii) by Intuitive Machines if the Company has not obtained shareholder approval after the conclusion of the extraordinary general meeting of the Company’s shareholders to be held for the purpose of voting on the Proposed Business Combination. Upon termination of the Business Combination Agreement, in certain circumstances, Intuitive Machines will reimburse the Company for any amounts due and owing to the Sponsor, up to $1,500,000.

The Series A Investment

On September 16, 2022, concurrently with the execution of the Business Combination Agreement, the Company entered into a purchase agreement (the “Series A Purchase Agreement”) with Kingstown 1740 (an existing security holder of the Company and an affiliate of the Sponsor) and Ghaffarian Enterprises, LLC (an affiliate of Kamal Ghaffarian, an Intuitive Machines founder) (collectively, the “Series A Investors”), pursuant to which, and on the terms and subject to the conditions of which, New Intuitive Machines agreed to issue and sell to the Series A Investors (i) an aggregate of 26,000 shares of 10% Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share (the “Series A Preferred Stock”) which will be convertible into shares of New Intuitive Machines Class A Common Stock in accordance with the terms of the Certificate of Designation of Preferences, Rights and Limitations of 10% Series A Cumulative Convertible Preferred Stock (the “Certificate of Designation”) to be adopted by the Company’s board of directors following the Domestication but prior to the Closing and (ii) warrants to purchase 541,667 shares of New Intuitive Machines Class A Common Stock at an initial exercise price of $15.00 per share, subject to adjustment (the “Preferred Investor Warrants”). The Series A Investment will be consummated following the Domestication but immediately prior to the Closing.

Tax Receivable Agreement

The Business Combination Agreement contemplates that, at the Closing, New Intuitive Machines will enter into a tax receivable agreement (the “Tax Receivable Agreement”) with Intuitive Machines OpCo and certain Intuitive Machines Members (the “TRA Holders”). Pursuant to the Tax Receivable Agreement, New Intuitive Machines will generally be required to pay the TRA Holders 85% of the amount of the cash tax savings, if any, in U.S. federal, state, and local taxes that are based on, or measured with respect to, net income or profits, and any interest related thereto that New Intuitive Machines (and applicable consolidated, unitary, or combined subsidiaries thereof, if any and collectively the “Tax Group”) realizes, or is deemed to realize, as a result of certain tax attributes (the “Tax Attributes”), including:

•        existing tax basis in certain assets of Intuitive Machines OpCo and certain of its direct or indirect subsidiaries, including assets that will eventually be subject to depreciation or amortization, once placed in service;

•        tax basis adjustments resulting from taxable exchanges of Intuitive Machines OpCo Common Units (including any such adjustments resulting from certain payments made by New Intuitive Machines under the Tax Receivable Agreement) acquired by New Intuitive Machines from a TRA Holder pursuant to the terms of the Second A&R Operating Agreement;

•        certain tax benefits realized by New Intuitive Machines as a result of certain U.S. federal income tax allocations of taxable income or gain away from New Intuitive Machines and to other members of Intuitive Machines OpCo and deductions or losses to New Intuitive Machines and away from other members of Intuitive Machines OpCo, in each case as a result of the Proposed Business Combination; and

•        tax deductions in respect of portions of certain payments made under the Tax Receivable Agreement.

Upon the completion of the Proposed Business Combination, New Intuitive Machines will be a party to the Tax Receivable Agreement. Under the terms of the Tax Receivable Agreement, New Intuitive Machines will make payments to the TRA Holders in respect of 85% of the cash tax savings resulting from the net tax benefit to New Intuitive Machines of certain Tax Attributes (calculated using certain assumptions, and subject to the terms of the Tax Receivable Agreement). However, until a TRA Holder exchanges at least 5% of its Intuitive Machines OpCo Common Units, New Intuitive Machines will hold such payments applicable to existing basis until the TRA Holder satisfies such threshold exchange. Upon the completion of the Proposed Business Combination, no TRA Holder will have exchanged at least 5% of its Intuitive Machines OpCo Common Units. The tax impacts of the transaction were estimated based on the applicable law in effect on June 30, 2022.

Future exchanges will result in incremental tax attributes and potential cash tax savings for New Intuitive Machines. Depending on New Intuitive Machines’ assessment on realizability of such tax attributes, the arising Tax Receivable Agreement liability will be recorded at the exchange date against equity, or at a later point through income.

However, if all of the TRA Holders were to exchange or sell us all of their Intuitive Machines OpCo Common Units, New Intuitive Machines would recognize a deferred tax asset of approximately $169.2 million and a liability under the Tax Receivable Agreement of approximately $147.2 million, assuming: (i) all exchanges or purchases occurred on the same day; (ii) a price of $10 per share; (iii) a constant corporate tax rate; (iv) that New Intuitive Machines will have sufficient taxable income to fully utilize the tax benefits; and (v) no material changes in tax law. These amounts are estimates and have been prepared for illustrative purposes only. The actual amount of deferred tax assets and related liabilities that New Intuitive Machines will recognize will differ based on, among other things, the timing of the exchanges, the price per share of New Intuitive Machines Class A Common Stock at the time of the exchange, and the tax rates then in effect and certain change of control or early termination events occurring.

If New Intuitive Machines exercises its right to terminate the Tax Receivable Agreement or in the case of a change in control of New Intuitive Machines or a material breach of New Intuitive Machines’ obligations under the Tax Receivable Agreement, all obligations under the Tax Receivable Agreement will be accelerated and New Intuitive Machines will be required to make a payment to the TRA Holders in an amount equal to the present value of future payments under the Tax Receivable Agreement. This payment would be based on certain assumptions, including that New Intuitive Machines would have sufficient taxable income to fully utilize the benefits arising from the Tax Attributes subject to the Tax Receivable Agreement. If New Intuitive Machines were to elect to terminate the Tax Receivable Agreement immediately after the Proposed Business Combination, assuming the market value of New Intuitive Machines Class A Common Stock is equal to $10 per share, the Company currently estimates that it would be required to pay approximately $99.7 million to satisfy its total liability.

Equity Facility

On September 16, 2022, the Company entered into a common stock purchase agreement (the “Cantor Purchase Agreement”), dated September 16, 2022, with CF Principal Investments LLC (“CFPI”) relating to an equity facility under which shares of newly issued New Intuitive Machines Class A Common Stock may be sold to CFPI by New Intuitive Machines. Pursuant to the terms of the Cantor Purchase Agreement, New Intuitive Machines will have the right, but not the obligation, from time to time at its sole discretion, until the first day of the month following the 18-month period from and after the Commencement (as defined in the Cantor Purchase Agreement), to direct CFPI to purchase up to the lesser of (i) $50 million of newly issued New Intuitive Machines Class A Common Stock and (ii) the Exchange Cap, by delivering written notice to CFPI prior to the commencement of trading on any trading day, subject to certain customary conditions and limitations set forth in the Cantor Purchase Agreement. In connection with the execution of the Cantor Purchase Agreement, the Company agreed to issue 100,000 shares (the “Commitment Shares”) of New Intuitive Machines Class A Common Stock to CFPI. The Company entered into a registration rights agreement with CFPI, pursuant to which it agreed to register for resale, pursuant to Rule 415 under the Securities Act, the shares of New Intuitive Machines Class A Common Stock that are sold to CFPI under the equity facility and the Commitment Shares.

Sponsor Support Agreement

Concurrently with the execution and delivery of the Business Combination Agreement, the Sponsor, the Company and Intuitive Machines entered into the Sponsor Support Agreement pursuant to which the Sponsor agreed to, among other things, vote and approve the Business Combination Agreement and all other documents and transaction contemplated thereby, and to waive, subject to the consummation of the Proposed Business Combination, any and all anti-dilution rights with respect to the rate that the Founder Shares convert into Class A ordinary shares in connection with the transactions contemplated by the Business Combination Agreement, in each case, subject to the terms and conditions of the Sponsor Support Agreement. In connection with the Sponsor Support Agreement, the Company provided the Sponsor with indemnification against certain claims brought against the Sponsor for a period of six years following the Closing.

Non-Redemption Agreement

Concurrently with the execution of the Business Combination Agreement, the Company and Intuitive Machines entered into a non-redemption agreement (the “Non-Redemption Agreement”) with Kingstown 1740, an affiliate of the Sponsor, pursuant to which Kingstown 1740 agreed not to redeem the 2,900,000 Class A ordinary shares held by it. No consideration was provided to Kingstown 1740 Fund, LP for the waiver.

For additional information regarding the Proposed Business Combination, see the Company’s Registration Statement on Form S-4 filed by on October 13, 2022.

Going Concern

As of September 30, 2022, the Company had $19,442 in its operating bank account, and working capital deficiency $1,995,115. On September 30, 2021, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $250,000. On March 8, 2022, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $500,000.

On August 4, 2022, the Sponsor agreed to loan the Company up to $1,000,000 to be used for ongoing expenses reasonably related to the business of the Company and the consummation of an Initial Business Combination pursuant to a convertible promissory note (the “Working Capital Note”).

All unpaid principal under the Working Capital Note shall be due and payable in full on the earlier of (i) September 24, 2023 and (ii) the effective date of an Initial Business Combination, involving the Company and one or more businesses (such earlier date, the “Maturity Date”), unless accelerated upon the occurrence of an event of default as set forth in the Working Capital Note. The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Working Capital Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. As of September 30, 2022, there was $125,000 outstanding under the Working Capital Note.

Until consummation of its Initial Business Combination, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective Initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating an Initial Business Combination. In addition to the Working Capital Note, in order to finance transaction costs in connection with an Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but, except as set forth above, are not obligated to, loan the Company funds as may be required on a non-interest basis (any such loans together with the loans made under the Working Capital Note, the “Working Capital Loans”).

Based on the foregoing, the $19,442 in cash held outside the Trust Account will not be sufficient to allow the Company to operate for at least 12 months from the issuance of these unaudited condensed financial statements, assuming that an Initial Business Combination is not consummated during that time.

Prior to the completion of an Initial Business Combination, the Company does not expect to seek loans from parties other than our Sponsor or an affiliate of our Sponsor as it does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Trust Account. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide assurance that new financing will be available to it on commercially acceptable terms, if at all.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Codification (“ASC”) Topic 205-40, “Basis of Presentation — Going Concern”, the Company has until September 24, 2023 (absent any extensions of such period) to consummate the Proposed Business Combination or another Initial Business Combination. It is uncertain that the Company will be able to consummate the Proposed Business Combination or another Initial Business Combination by this time. If the Proposed Business Combination or another Initial Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should the Proposed Business Combination or another Initial Business Combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern after September 24, 2023. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after September 24, 2023. The Company intends to complete the Proposed Business Combination or another Initial Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate the Proposed Business Combination or any Initial Business Combination by September 24, 2023.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and Russian-Ukraine war on the industry and has concluded that while it is reasonably possible that the virus and the war could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Organization, Business Operations and Going Concern

Inflection Point Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 27, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

As of December 31, 2021, the Company had not commenced any operations. All activity for the period from January 27, 2021 (inception) through December 31, 2021 relates to the Company’s formation and the Initial Public Offering (the “IPO”) which is described below, and, subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

The Company’s sponsor is Inflection Point Holdings LLC, a Cayman Islands limited liability company (the “Sponsor”). The registration statement for the Company’s IPO was declared effective on September 21, 2021 (the “Effective Date”). On September 24, 2021, the Company consummated the IPO of 30,000,000 units at $10.00 per unit (the “Units”), which is discussed in Note 3. Each Unit consists of one Class A ordinary share (the “Class A ordinary shares” or “Public Shares”) of the Company, par value $0.0001, and one-half of one redeemable warrant (the “Public Warrants”) of the Company, with each then issued and outstanding whole warrant entitling the holder to purchase one Class A ordinary share for $11.50 per share, subject to adjustment. The underwriters had a 45-day option from the Effective Date to purchase up to an additional 4,500,000 Units to cover over-allotments, if any. On October 29, 2021, the underwriters partially exercised the over-allotment option (the “Over-Allotment” and together with the IPO, the “Public Offering”) and purchased an additional 2,975,000 Units (the “Over-Allotment Units”), generating additional gross proceeds of $29,750,000, and forfeited their option to purchase the remaining 1,525,000 Units.

Simultaneously with the closing of the IPO, the Company consummated the private placement (the “Private Placement”) of 6,250,000 warrants (each an “IPO Private Placement Warrant”) to the Sponsor, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.00 per IPO Private Placement Warrant, generating gross proceeds to the Company of $6,250,000, which is described in Note 4. On October 29, 2021, simultaneously with the sale of the Over-Allotment Units, the Sponsor purchased an additional 595,000 warrants in a private placement (the “Over-Allotment Private Placement Warrants” and together with the IPO Private Placement Warrants, the “Private Placement Warrants”), generating aggregate gross proceeds to the Company of $595,000.

An aggregate of 12 qualified institutional buyers (“Anchor Investors”) expressed an interest to purchase an aggregate of approximately $322.3 million of the Units sold in the IPO. None of the Anchor Investors expressed an interest in purchasing more than 9.9% of the Units sold in the IPO. The Anchor Investors were allocated and purchased a total of 29,540,000 Units or 98.5% of the Units sold in the IPO. One of the Anchor Investors, Kingstown 1740 Fund, LP, is an affiliate of the Sponsor, and was allocated and purchased 2,900,000 Units sold in the IPO.

In addition, subject to each Anchor Investor purchasing 100% of the Units allocated to it, in connection with the closing of the IPO, the Sponsor sold membership interests reflecting an allocation of Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”) to each Anchor Investor, or an aggregate of 1,625,000 Founder Shares to all Anchor Investors (see Note 6). The Company estimated the aggregate fair value of these Founder Shares attributable to Anchor Investors to be approximately $9.68 million, or $5.96 per share. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Upon the completion of the IPO, offering costs allocated (1) to the Public Shares not subject to possible redemption and the Public Warrants were charged to additional paid-in capital; (2) to the Public Shares subject to redemption were charged to temporary equity; and (3) to the over-allotment option were charged to expense.

As of December 31, 2021, transaction costs amounted to $26,658,313 consisting of $4,595,000 of underwriting commissions, $11,541,250 of deferred underwriting commissions, $9,680,125 excess fair value of Founder shares (see Note 5), and $841,938 of other offering costs, with $23,439 included in the statement of operations as an allocation for the over-allotment option, $24,538,134 included in temporary equity as an allocation for the Class A ordinary shares subject to redemption, and $2,096,740 included in additional paid-in capital as an allocation for the Class A ordinary shares not subject to redemption, the Public Warrants and the Private Placement Warrants.

Following the closing of the IPO on September 24, 2021, $300,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was deposited into a trust account (the “Trust Account”). Following the closing of the Over-Allotment on October 29, 2021, an additional $29,750,000 ($10.00 per Over-Allotment Unit) from the net proceeds from the sale of the Over-Allotment Units in the Over-Allotment and the sale of the Over-Allotment Private Placement Warrants was deposited into the Trust Account. The proceeds deposited in the Trust Account will be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay taxes, if any, the proceeds from the Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of initial business combination, (ii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 24 months from the closing of the IPO, subject to applicable law, or (iii) the redemption of the Company’s Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to (A) modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of its Public Shares if the Company has not consummated an initial Business Combination within 24 months from the closing of the IPO or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less deferred underwriting commissions). The Company’s Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the value of the Trust Account (excluding the amount of any deferred underwriting discount held in trust and taxes payable on the income earned on the Trust Account). However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide shareholders (the “Public Shareholders”) of Public Shares, with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes).

The Company will have 24 months from the closing of the IPO to complete the initial Business Combination (the “Combination Period”). However, if the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of the initial Business Combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of its Public Shares if the Company has not consummated an initial Business Combination within 24 months from the closing of the IPO or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within 24 months from the closing of the IPO, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fail to complete the initial Business Combination within the prescribed time frame, and (iv) vote any Founder Shares held by them and any Public Shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination. None of our Sponsor, directors or officers received separate consideration for their waiver of redemption rights.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Going Concern

As of December 31, 2021, the Company had approximately $0.36 million in its operating bank account, and working capital of approximately $0.62 million. On September 30, 2021, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $250,000. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans, as defined below (see Note 5). As of December 31, 2021, there were no amounts outstanding under any Working Capital Loans.

Based on the foregoing, it is possible that the $0.36 million in cash held outside the trust account might not be sufficient to allow the Company to operate for at least 12 months from the issuance of these financial statements, assuming that a business combination is not consummated during that time. Until consummation of its business combination, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

The Company can raise additional capital through Working Capital Loans from the Sponsor, certain of the Company’s officers and directors, or through loans from third parties. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time, which is considered to be one year from the issuance date of these financial statements.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.